Investment Objectives and Goals	Apr. 28, 2025
Schwab 1-5 Year Corporate Bond ETF | Schwab 1-5 Year Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® 1-5 Year Corporate Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the short-term U.S. corporate bond market.
Schwab 5-10 Year Corporate Bond ETF | Schwab 5-10 Year Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® 5-10 Year Corporate Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the intermediate-term U.S. corporate bond market.
Schwab U.S. Aggregate Bond ETF | Schwab U.S. Aggregate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® U.S. Aggregate Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the broad U.S. investment-grade bond market.
Schwab U.S. TIPS ETF | Schwab U.S. TIPS ETF
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® U.S. TIPS ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of inflation-protected U.S. Treasury securities.
Schwab Short-Term U.S. Treasury ETF | Schwab Short-Term U.S. Treasury ETF
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Short-Term U.S. Treasury ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the short-term U.S. Treasury bond market.
Schwab Intermediate-Term U.S. Treasury ETF | Schwab Intermediate-Term U.S. Treasury ETF
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Intermediate-Term U.S. Treasury ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the intermediate-term U.S. Treasury bond market.
Schwab Long-Term U.S. Treasury ETF | Schwab Long-Term U.S. Treasury ETF
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Long-Term U.S. Treasury ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the long-term U.S. Treasury bond market.
Schwab Municipal Bond ETF | Schwab Municipal Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Municipal Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the U.S. AMT-free municipal bond market.
Schwab Ultra-Short Income ETF | Schwab Ultra-Short Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Ultra-Short Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to seek current income consistent with capital preservation while maintaining liquidity.